Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2019	Dec. 31, 2016	Nov. 30, 2014
Right-of-use assets	$ 214,611					$ 237,731
Lease liabilities	219,507					$ 237,731
Amortization expense	$ 542,309		$ 184,000	$ 1,784,390	$ 1,701,714
Weighted average number of common shares outstanding	71,681,522	37,125,286		49,630,590	35,814,751
Minimum [Member]
Finite-lived intangible asset, useful life	3 years
Maximum [Member]
Finite-lived intangible asset, useful life	11 years
Bar Code Specialties Inc. [Member]
Percentage of shares acquired							100.00%	100.00%